Cover		12 Months Ended
	Aug. 17, 2023	Dec. 31, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 17, 2023
Entity Registrant Name	Allbirds, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40963
Entity Tax Identification Number	47-3999983
Entity Address, Address Line One	730 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	628
Local Phone Number	225-4848
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	BIRD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001653909
Amendment Flag	false
Current Fiscal Year End Date		--12-31